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                               RETAIL CLASSES OF

                               AIM BLUE CHIP FUND
                                AIM CHARTER FUND
                              AIM WEINGARTEN FUND
                             AIM CONSTELLATION FUND
                           AIM AGGRESSIVE GROWTH FUND
                          AIM CAPITAL DEVELOPMENT FUND

                             (SERIES PORTFOLIOS OF
                            AIM EQUITY FUNDS, INC.)

                         Supplement dated June 27,1997
                   to the Statement of Additional Information
                dated January 15, 1997 as revised March 18, 1997


         The Board of Directors has approved the elimination of the non-fundamental investment restriction of AIM Blue Chip Fund which restricted investment in securities of companies which have a record of less than three years of continuous operation shown as item (f) in the second paragraph on page 17 of the Fund's Statement of Additional Information.

         The Board of Directors has approved the elimination of the non-fundamental investment restriction of AIM Weingarten Fund which restricted investment in securities of companies which have a record of less than three years of continuous operation shown as item (g) in the last paragraph on page 19 of the Fund's Statement of Additional Information.

         The Board of Directors has approved the elimination of the non-fundamental investment restriction of AIM Capital Development Fund which restricted investment in securities of companies which have a record of less than three years of continuous operation shown as item (e) in the first paragraph on page 23 of the Fund's Statement of Additional Information.